Advances to suppliers, net - Additional information (Details)			1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 08, 2022 USD ($)	Apr. 01, 2016 item	Jun. 30, 2021	Apr. 30, 2019	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers					$ 70,637,460	$ 66,718,632	$ 24,074,122
Frame work Agreement			3 years	3 years
Allowance for doubtful accounts					8,043	8,094
Allowance for doubtful debts relating to advances to suppliers					363,115	0
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 21,600,000
Percentage of advances to suppliers utilized	30.60%
Percentage of advances to suppliers on each purchase order	30.00%
Number of suppliers | item		2
Allowance for doubtful accounts					$ 363,115	$ 0